CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
CURRENT ASSETS
CURRENT ASSETS

7.    CURRENT ASSETS

Prepaid Expenses and Other

As at December 31, 2018, prepaid expenses and other of $2.5 million (2017 $2.0 million) primarily includes prepaid insurance premiums of $1.0 million (2017 - $0.6 million), prepaid interest associated with the 2025 Term Loan (note 8) of $0.4 million (2017 - nil) and unrealized gains on foreign exchange forward contracts of $0.1 million (2017 - $0.7 million).